Distribution Date:	08/17/26	Morgan Stanley Capital I Trust 2020-L4
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-L4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: MSC 2020-L4 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61770KAU9	1.831000%	8,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61770KAV7	2.624000%	15,700,000.00	11,281,733.61	246,467.58	24,669.39	0.00	0.00	271,136.97	11,035,266.03	30.68%	30.00%
A-2	61770KAW5	2.449000%	210,330,000.00	205,092,528.00	0.00	418,559.67	0.00	0.00	418,559.67	205,092,528.00	30.68%	30.00%
A-3	61770KAX3	2.698000%	346,721,000.00	346,721,000.00	0.00	779,544.38	0.00	0.00	779,544.38	346,721,000.00	30.68%	30.00%
A-S	61770KBA2	2.880000%	61,249,000.00	61,249,000.00	0.00	146,997.60	0.00	0.00	146,997.60	61,249,000.00	23.14%	22.63%
B	61770KBB0	3.082000%	45,678,000.00	45,678,000.00	0.00	117,316.33	0.00	0.00	117,316.33	45,678,000.00	17.52%	17.13%
C	61770KBC8	3.536000%	39,449,000.00	39,449,000.00	0.00	116,243.05	0.00	0.00	116,243.05	39,449,000.00	12.66%	12.38%
D	61770KAE5	2.500000%	23,877,000.00	23,877,000.00	0.00	49,743.75	0.00	0.00	49,743.75	23,877,000.00	9.72%	9.50%
E	61770KAG0	2.500000%	18,686,000.00	18,686,000.00	0.00	38,929.17	0.00	0.00	38,929.17	18,686,000.00	7.42%	7.25%
F	61770KAJ4	2.250000%	19,724,000.00	19,724,000.00	0.00	36,982.50	0.00	0.00	36,982.50	19,724,000.00	4.99%	4.88%
G-RR	61770KAL9	3.788341%	9,343,000.00	9,343,000.00	0.00	29,495.39	0.00	0.00	29,495.39	9,343,000.00	3.84%	3.75%
H-RR*	61770KAN5	3.788341%	31,144,755.00	31,144,755.00	0.00	187,309.63	0.00	0.00	187,309.63	31,144,755.00	0.00%	0.00%
R	61770KAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61770KAR6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			830,501,755.00	812,246,016.61	246,467.58	1,945,790.86	0.00	0.00	2,192,258.44	811,999,549.03

X-A	61770KAY1	1.182516%	581,351,000.00	563,095,261.61	0.00	554,890.77	0.00	0.00	554,890.77	562,848,794.03
X-B	61770KAZ8	0.668510%	146,376,000.00	146,376,000.00	0.00	81,544.89	0.00	0.00	81,544.89	146,376,000.00
X-D	61770KAA3	1.288341%	42,563,000.00	42,563,000.00	0.00	45,696.39	0.00	0.00	45,696.39	42,563,000.00
X-F	61770KAC9	1.538341%	19,724,000.00	19,724,000.00	0.00	25,285.20	0.00	0.00	25,285.20	19,724,000.00
Notional SubTotal			790,014,000.00	771,758,261.61	0.00	707,417.25	0.00	0.00	707,417.25	771,511,794.03

Deal Distribution Total					246,467.58	2,653,208.11	0.00	0.00	2,899,675.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61770KAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61770KAV7	718.58175860	15.69857197	1.57129873	0.00000000	0.00000000	0.00000000	0.00000000	17.26987070	702.88318662
A-2	61770KAW5	975.09878762	0.00000000	1.99001412	0.00000000	0.00000000	0.00000000	0.00000000	1.99001412	975.09878762
A-3	61770KAX3	1,000.00000000	0.00000000	2.24833333	0.00000000	0.00000000	0.00000000	0.00000000	2.24833333	1,000.00000000
A-S	61770KBA2	1,000.00000000	0.00000000	2.40000000	0.00000000	0.00000000	0.00000000	0.00000000	2.40000000	1,000.00000000
B	61770KBB0	1,000.00000000	0.00000000	2.56833333	0.00000000	0.00000000	0.00000000	0.00000000	2.56833333	1,000.00000000
C	61770KBC8	1,000.00000000	0.00000000	2.94666658	0.00000000	0.00000000	0.00000000	0.00000000	2.94666658	1,000.00000000
D	61770KAE5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	61770KAG0	1,000.00000000	0.00000000	2.08333351	0.00000000	0.00000000	0.00000000	0.00000000	2.08333351	1,000.00000000
F	61770KAJ4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G-RR	61770KAL9	1,000.00000000	0.00000000	3.15695066	0.00000000	0.00000000	0.00000000	0.00000000	3.15695066	1,000.00000000
H-RR	61770KAN5	1,000.00000000	0.00000000	6.01416290	(2.85721175)	2.39199185	0.00000000	0.00000000	6.01416290	1,000.00000000
R	61770KAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61770KAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61770KAY1	968.59773460	0.00000000	0.95448493	0.00000000	0.00000000	0.00000000	0.00000000	0.95448493	968.17377803
X-B	61770KAZ8	1,000.00000000	0.00000000	0.55709194	0.00000000	0.00000000	0.00000000	0.00000000	0.55709194	1,000.00000000
X-D	61770KAA3	1,000.00000000	0.00000000	1.07361770	0.00000000	0.00000000	0.00000000	0.00000000	1.07361770	1,000.00000000
X-F	61770KAC9	1,000.00000000	0.00000000	1.28195092	0.00000000	0.00000000	0.00000000	0.00000000	1.28195092	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	24,669.39	0.00	24,669.39	0.00	0.00	0.00	24,669.39	0.00
A-2	07/01/26 - 07/30/26	30	0.00	418,559.67	0.00	418,559.67	0.00	0.00	0.00	418,559.67	0.00
A-3	07/01/26 - 07/30/26	30	0.00	779,544.38	0.00	779,544.38	0.00	0.00	0.00	779,544.38	0.00
X-A	07/01/26 - 07/30/26	30	0.00	554,890.77	0.00	554,890.77	0.00	0.00	0.00	554,890.77	0.00
X-B	07/01/26 - 07/30/26	30	0.00	81,544.89	0.00	81,544.89	0.00	0.00	0.00	81,544.89	0.00
X-D	07/01/26 - 07/30/26	30	0.00	45,696.39	0.00	45,696.39	0.00	0.00	0.00	45,696.39	0.00
X-F	07/01/26 - 07/30/26	30	0.00	25,285.20	0.00	25,285.20	0.00	0.00	0.00	25,285.20	0.00
A-S	07/01/26 - 07/30/26	30	0.00	146,997.60	0.00	146,997.60	0.00	0.00	0.00	146,997.60	0.00
B	07/01/26 - 07/30/26	30	0.00	117,316.33	0.00	117,316.33	0.00	0.00	0.00	117,316.33	0.00
C	07/01/26 - 07/30/26	30	0.00	116,243.05	0.00	116,243.05	0.00	0.00	0.00	116,243.05	0.00
D	07/01/26 - 07/30/26	30	0.00	49,743.75	0.00	49,743.75	0.00	0.00	0.00	49,743.75	0.00
E	07/01/26 - 07/30/26	30	0.00	38,929.17	0.00	38,929.17	0.00	0.00	0.00	38,929.17	0.00
F	07/01/26 - 07/30/26	30	0.00	36,982.50	0.00	36,982.50	0.00	0.00	0.00	36,982.50	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	29,495.39	0.00	29,495.39	0.00	0.00	0.00	29,495.39	0.00
H-RR	07/01/26 - 07/30/26	30	162,970.67	98,322.47	0.00	98,322.47	(88,987.16)	0.00	0.00	187,309.63	74,498.00
Totals			162,970.67	2,564,220.95	0.00	2,564,220.95	(88,987.16)	0.00	0.00	2,653,208.11	74,498.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,899,675.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,578,967.19	Master Servicing Fee	7,339.21
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,273.92
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	1,133.08
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,578,967.19	Total Fees	14,746.22

Principal		Expenses/Reimbursements
Scheduled Principal	246,467.58	Reimbursement for Interest on Advances	20,164.96
Unscheduled Principal Collections		ASER Amount	(81,129.23)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(28,022.89)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	246,467.58	Total Expenses/Reimbursements	(88,987.16)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,653,208.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	246,467.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,899,675.69
Total Funds Collected	2,825,434.77	Total Funds Distributed	2,825,434.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	812,246,016.99	812,246,016.99	Beginning Certificate Balance	812,246,016.61
(-) Scheduled Principal Collections	246,467.58	246,467.58	(-) Principal Distributions	246,467.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	811,999,549.41	811,999,549.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	812,532,726.71	812,532,726.71	Ending Certificate Balance	811,999,549.03
Ending Actual Collateral Balance	811,999,549.40	811,999,549.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.38)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.38)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	16	111,186,363.79	13.69%	41	3.7570	2.516750	1.40 or less	10	144,319,244.93	17.77%	41	3.8812	0.891061
10,000,001 to 20,000,000		15	220,035,169.16	27.10%	41	3.7467	1.891910	1.41 to 1.60	2	18,869,245.01	2.32%	41	3.9042	1.487977
20,000,001 to 30,000,000		6	158,000,000.00	19.46%	41	3.7915	2.961076	1.61 to 1.80	2	100,000,000.00	12.32%	41	3.4870	1.680000
30,000,001 to 40,000,000		3	103,978,016.46	12.81%	41	3.7323	1.362303	1.81 to 2.00	4	75,788,296.95	9.33%	40	3.7353	1.881752
	40,000,001 or greater	4	218,800,000.00	26.95%	41	3.4948	3.407130	2.01 to 2.20	3	53,559,214.31	6.60%	42	3.8619	2.101027
	Totals	44	811,999,549.41	100.00%	41	3.6871	2.525980	2.21 or greater	23	419,463,548.21	51.66%	41	3.6273	3.507519
								Totals	44	811,999,549.41	100.00%	41	3.6871	2.525980
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	4,257,500.00	0.52%	41	4.1600	2.100000
							Industrial	2	26,000,000.00	3.20%	42	3.5269	3.486923
Arizona	1	25,000,000.00	3.08%	41	3.8400	2.830000
							Lodging	3	126,501,714.31	15.58%	41	3.5489	4.999368
California	10	119,790,000.00	14.75%	41	3.7521	2.465640
							Mixed Use	7	118,389,447.35	14.58%	40	3.7619	2.734982
Connecticut	1	16,024,501.46	1.97%	41	4.2000	1.390000
							Multi-Family	17	190,983,548.21	23.52%	41	3.7762	1.880791
Florida	4	107,908,241.82	13.29%	40	3.7295	2.844430
							Office	22	223,424,489.47	27.52%	41	3.5727	1.662394
Georgia	1	56,000,000.00	6.90%	41	3.8850	3.820000
							Retail	10	108,113,700.69	13.31%	41	3.8264	2.157032
Illinois	1	11,450,000.00	1.41%	41	3.6300	2.620000
							Self Storage	4	18,586,649.38	2.29%	41	4.0261	2.172992
Louisiana	1	5,501,714.31	0.68%	42	4.6020	2.110000
							Totals	65	811,999,549.41	100.00%	41	3.6871	2.525980
Maine	1	495,638.01	0.06%	39	4.0150	1.460000

Michigan	15	38,493,381.64	4.74%	41	3.7544	1.109334

Mississippi	2	4,842,598.08	0.60%	41	3.9223	0.790000

Nevada	1	65,000,000.00	8.00%	40	3.1702	6.260000

New Jersey	2	76,000,000.00	9.36%	42	3.5465	1.811579

New York	17	189,207,854.91	23.30%	41	3.5325	1.652986

Oklahoma	1	8,883,548.21	1.09%	41	3.9800	2.300000

Oregon	1	5,500,000.00	0.68%	41	4.1900	1.190000

Pennsylvania	2	39,700,000.00	4.89%	40	3.8289	2.521209

Texas	2	27,630,633.34	3.40%	42	4.0436	1.718275

Virginia	1	10,313,937.63	1.27%	41	4.3600	1.180000

Totals	65	811,999,549.41	100.00%	41	3.6871	2.525980

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9999% or less	4	53,900,000.00	6.64%	40	2.9405	1.342338	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	3	131,000,000.00	16.13%	41	3.2860	4.063817	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	27	534,530,701.52	65.83%	41	3.7707	2.448180	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	9	87,067,133.58	10.72%	41	4.1822	1.448846	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or greater	1	5,501,714.31	0.68%	42	4.6020	2.110000	49 months or greater	44	811,999,549.41	100.00%	41	3.6871	2.525980
	Totals	44	811,999,549.41	100.00%	41	3.6871	2.525980	Totals	44	811,999,549.41	100.00%	41	3.6871	2.525980
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	44	811,999,549.41	100.00%	41	3.6871	2.525980	Interest Only	33	677,047,500.00	83.38%	41	3.6222	2.749778
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	11	134,952,049.41	16.62%	42	4.0126	1.403198
	Totals	44	811,999,549.41	100.00%	41	3.6871	2.525980	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	811,999,549.41	100.00%	41	3.6871	2.525980
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	43	795,975,047.95	98.03%	41	3.6768	2.548850			No outstanding loans in this group
	13 months to 24 months	1	16,024,501.46	1.97%	41	4.2000	1.390000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	811,999,549.41	100.00%	41	3.6871	2.525980
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1-C3	30317672	LO	LasVegas	NV	Actual/360	3.170%	177,440.51	0.00	0.00	N/A	12/05/29	--	65,000,000.00	65,000,000.00	08/05/26
02A2	30317673	OF	JerseyCity	NJ	Actual/360	3.405%	175,925.00	0.00	0.00	N/A	02/05/30	--	60,000,000.00	60,000,000.00	08/05/26
03A1	30317674	MU	BocaRaton	FL	Actual/360	3.810%	164,041.67	0.00	0.00	N/A	11/06/29	--	50,000,000.00	50,000,000.00	08/06/26
03A4	30317675				Actual/360	3.810%	32,808.33	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	08/06/26
04R1	30317676	LO	Atlanta	GA	Actual/360	3.885%	100,362.50	0.00	0.00	N/A	01/01/30	--	30,000,000.00	30,000,000.00	08/01/26
04R2	30317677				Actual/360	3.885%	86,980.83	0.00	0.00	N/A	01/01/30	--	26,000,000.00	26,000,000.00	08/01/26
5	30317681	MF	Bronx	NY	Actual/360	3.740%	141,060.33	0.00	0.00	N/A	02/01/30	--	43,800,000.00	43,800,000.00	08/01/26
06A3	30317682	OF	NewYork	NY	Actual/360	3.610%	124,344.44	0.00	0.00	N/A	12/01/29	--	40,000,000.00	40,000,000.00	08/01/26
07A3-C3	30317683	OF	NewYork	NY	Actual/360	2.950%	24,005.63	0.00	0.00	N/A	12/06/29	--	9,450,000.00	9,450,000.00	08/06/26
07A3-C4	30317684				Actual/360	2.950%	24,005.63	0.00	0.00	N/A	12/06/29	--	9,450,000.00	9,450,000.00	08/06/26
07A3-C7	30317685				Actual/360	2.950%	45,725.00	0.00	0.00	N/A	12/06/29	--	18,000,000.00	18,000,000.00	08/06/26
8	30317686	OF	Various	MI	Actual/360	3.688%	97,607.01	56,820.11	0.00	N/A	02/06/30	--	30,734,836.57	30,678,016.46	08/06/26
9	30317687	MF	Bronx	NY	Actual/360	3.920%	112,406.00	0.00	0.00	N/A	01/01/30	--	33,300,000.00	33,300,000.00	08/01/26
10	30317688	RT	SanJose	CA	Actual/360	3.595%	83,583.75	0.00	0.00	N/A	11/01/29	--	27,000,000.00	27,000,000.00	08/01/26
12A1	30317689	RT	Milpitas	CA	Actual/360	3.694%	79,523.61	0.00	0.00	N/A	02/06/30	--	25,000,000.00	25,000,000.00	08/06/26
13	30317691	MF	Philadelphia	PA	Actual/360	3.843%	82,731.25	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	08/06/26
14	30317692	IN	Davie	FL	Actual/360	3.580%	61,655.56	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	08/06/26
15	30317693	OF	Houston	TX	Actual/360	3.900%	59,172.77	31,387.53	0.00	N/A	02/06/30	--	17,619,684.48	17,588,296.95	08/06/26
16	30317694	OF	Shelton	CT	Actual/360	4.200%	58,068.04	31,177.59	0.00	N/A	01/06/30	--	16,055,679.05	16,024,501.46	08/06/26
17	30317695	MU	Miami	FL	Actual/360	3.570%	53,336.79	0.00	0.00	N/A	02/06/30	--	17,350,000.00	17,350,000.00	08/06/26
18	30317696	MF	KewGardens	NY	Actual/360	2.920%	42,745.56	0.00	0.00	N/A	01/01/30	--	17,000,000.00	17,000,000.00	08/01/26
19	30317697	MF	Whittier	CA	Actual/360	3.727%	52,954.46	0.00	0.00	N/A	12/06/29	--	16,500,000.00	16,500,000.00	08/06/26
20	30317698	MF	Belmar	NJ	Actual/360	4.077%	56,172.00	0.00	0.00	N/A	01/06/30	--	16,000,000.00	16,000,000.00	08/06/26
21	30317699	RT	Philadelphia	PA	Actual/360	3.805%	48,164.96	0.00	0.00	N/A	12/01/29	--	14,700,000.00	14,700,000.00	08/01/26
22	30317700	Various Various		Various	Actual/360	4.015%	28,782.00	13,842.59	0.00	N/A	11/06/29	--	8,324,845.78	8,311,003.19	08/06/26
23	30317701	Various Various		NY	Actual/360	4.180%	44,011.36	19,409.21	0.00	N/A	02/01/30	--	12,227,264.12	12,207,854.91	08/01/26
24	30317702	RT	Indio	CA	Actual/360	3.950%	41,837.08	0.00	0.00	N/A	01/01/30	--	12,300,000.00	12,300,000.00	08/01/26
26	30317703	MU	Chicago	IL	Actual/360	3.630%	35,790.79	0.00	0.00	N/A	01/01/30	--	11,450,000.00	11,450,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30317704	RT	Richmond	VA	Actual/360	4.360%	38,787.06	17,033.84	0.00	N/A	01/01/30	--	10,330,971.47	10,313,937.63	08/01/26
28	30317705	MU	Jacksonville	FL	Actual/360	3.817%	34,755.75	15,905.68	0.00	N/A	02/06/30	--	10,574,147.50	10,558,241.82	08/06/26
29	30317706	MU	Clovis	CA	Actual/360	3.530%	30,397.22	0.00	0.00	N/A	01/01/30	--	10,000,000.00	10,000,000.00	08/01/26
30	30317707	MF	OklahomaCity	OK	Actual/360	3.980%	30,490.50	13,016.12	0.00	N/A	01/01/30	--	8,896,564.33	8,883,548.21	08/01/26
31	30317708	RT	SouthLakeTahoe	CA	Actual/360	3.962%	26,782.02	0.00	0.00	N/A	02/06/30	--	7,850,000.00	7,850,000.00	08/06/26
32	30317709	SS	Ontario	CA	Actual/360	3.920%	23,763.91	0.00	0.00	N/A	01/01/30	--	7,040,000.00	7,040,000.00	08/01/26
33	30317710	LO	Chalmette	LA	Actual/360	4.602%	21,841.81	9,949.55	0.00	N/A	02/06/30	--	5,511,663.86	5,501,714.31	08/06/26
34	30317711	IN	LongIslandCity	NY	Actual/360	3.350%	17,308.33	0.00	0.00	N/A	02/01/30	--	6,000,000.00	6,000,000.00	08/01/26
35	30317712	RT	Visalia	CA	Actual/360	3.858%	19,036.02	0.00	0.00	N/A	02/01/30	--	5,730,000.00	5,730,000.00	08/01/26
36	30317713	OF	Jackson	MS	Actual/360	3.922%	16,389.52	9,859.15	0.00	N/A	01/01/30	--	4,852,457.23	4,842,598.08	08/01/26
37	30317714	MF	Portland	OR	Actual/360	4.190%	19,844.31	0.00	0.00	N/A	01/01/30	--	5,500,000.00	5,500,000.00	08/01/26
38	30317715	MU	SanDiego	CA	Actual/360	4.160%	15,797.60	0.00	0.00	N/A	02/06/30	--	4,410,000.00	4,410,000.00	08/06/26
39	30317716	RT	Saraland	AL	Actual/360	4.160%	15,251.31	0.00	0.00	N/A	01/01/30	--	4,257,500.00	4,257,500.00	08/01/26
40	30317717	SS	Ontario	CA	Actual/360	3.920%	13,367.20	0.00	0.00	N/A	01/01/30	--	3,960,000.00	3,960,000.00	08/01/26
11	30504784	MF	Tucson	AZ	Actual/360	3.840%	82,666.67	0.00	0.00	N/A	01/06/30	--	25,000,000.00	25,000,000.00	08/07/26
25	30505023	OF	Houston	TX	Actual/360	4.295%	37,245.10	28,066.21	0.00	N/A	02/01/30	--	10,070,402.60	10,042,336.39	08/01/26
Totals							2,578,967.19	246,467.58	0.00				812,246,016.99	811,999,549.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1-C3	749,354,424.00	728,348,619.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
02A2	15,042,265.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	11,183,574.23	3,164,184.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
03A4	11,183,574.23	3,164,184.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
04R1	17,845,367.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04R2	17,845,367.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,242,725.47	3,564,420.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
06A3	14,167,490.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3-C3	92,349,179.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3-C4	92,349,179.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3-C7	92,349,179.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,970,461.03	558,421.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,034,116.37	429,986.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,860,387.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	4,413,333.57	4,351,101.21	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,896,856.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,899,861.50	621,921.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,265,701.71	2,440,626.68	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,588,445.12	0.00	--	--	04/13/26	7,650,794.16	0.00	0.00	0.00	0.00	0.00
17	1,858,888.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	(94,911.16)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,491,528.31	1,235,853.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,585,471.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,135,908.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,696,527.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	842,651.97	196,964.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,488,322.03	1,579,172.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	952,663.81	298,340.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	835,020.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	930,428.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,708,054.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,173,865.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	896,764.85	921,625.57	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	927,686.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	916,203.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	919,236.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	626,067.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	498,627.92	99,394.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	323,079.68	71,928.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	22,315.38	2,831.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	371,963.48	378,760.82	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	399,280.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	10,524,657.92	10,078,322.89	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,638,270.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,172,604,975.35	761,411,749.11				7,650,794.16	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	16,024,501.46	0	0.00	0	0.00	0	0.00	0	0.00	3.687118%	3.666036%	41
07/17/26	0	0.00	0	0.00	1	16,055,679.05	1	16,055,679.05	0	0.00	1	8,324,845.78	0	0.00	0	0.00	3.687220%	3.666137%	42
06/17/26	0	0.00	0	0.00	1	16,088,614.53	1	16,088,614.53	0	0.00	0	0.00	0	0.00	0	0.00	3.687325%	3.666242%	43
05/15/26	0	0.00	0	0.00	1	16,119,561.08	1	16,119,561.08	0	0.00	0	0.00	1	1,080,909.09	0	0.00	3.687428%	3.666344%	44
04/17/26	0	0.00	0	0.00	1	16,152,273.75	1	16,152,273.75	0	0.00	0	0.00	0	0.00	0	0.00	3.687971%	3.666826%	45
03/17/26	0	0.00	0	0.00	1	16,182,990.90	1	16,182,990.90	0	0.00	1	9,466,499.64	0	0.00	0	0.00	3.688071%	3.666926%	46
02/18/26	0	0.00	0	0.00	1	16,219,253.63	1	16,219,253.63	0	0.00	1	9,482,617.89	0	0.00	0	0.00	3.688189%	3.667043%	47
01/16/26	0	0.00	1	16,249,729.41	0	0.00	1	16,249,729.41	0	0.00	0	0.00	1	541,992.30	0	0.00	3.688290%	3.667143%	48
12/17/25	1	16,280,095.36	0	0.00	0	0.00	0	0.00	0	0.00	1	10,058,767.58	1	1,017,636.37	0	0.00	3.688607%	3.667429%	49
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.689114%	3.667881%	50
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,639,738.20	0	0.00	3.689218%	3.667983%	51
09/17/25	1	5,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.690373%	3.668996%	52
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		811,999,549	795,975,048	0		16,024,501
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	811,999,549	811,999,549	0	0	0	0
Jul-26	812,246,017	796,190,338	0	0	16,055,679	0
Jun-26	812,500,990	796,412,376	0	0	16,088,615	0
May-26	812,751,397	796,631,836	0	0	16,119,561	0
Apr-26	814,093,347	797,941,074	0	0	16,152,274	0
Mar-26	814,338,265	798,155,274	0	0	16,182,991	0
Feb-26	814,625,608	798,406,354	0	0	16,219,254	0
Jan-26	814,871,255	798,621,526	0	16,249,729	0	0
Dec-25	815,656,179	799,376,084	16,280,095	0	0	0
Nov-25	816,919,760	816,919,760	0	0	0	0
Oct-25	817,175,894	817,175,894	0	0	0	0
Sep-25	820,077,677	814,577,677	5,500,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	30317694	16,024,501.46	16,024,501.46	6,500,000.00	12/12/25	1,489,232.12	1.39000	06/30/25	01/06/30	280
Totals		16,024,501.46	16,024,501.46	6,500,000.00		1,489,232.12

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
16	30317694	OF	CT	07/21/25	98

8/11/2026 - Loan transferred 7/21/2025 due to Imminent Monetary Default due to the property''s largest tenant vacating. The Borrower expressed its desire to transfer title of the collateral property to the Lender and stipulated to the Lender''s proposed r eceiver order in November 2025. In December 2025, the receiver order was entered by the court. The receiver has engaged a local leasing team and is coordinating with the special servicer on a leasing strategy to increase occupancy at the property. Receive r has also engaged land use counsel to pursue potential strategies to allow for medical uses at the collateral property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	30504784	0.00	3.84000%	0.00	3.84000%	8	04/26/24	05/07/24	05/30/24
22	30317700	0.00	4.01500%	0.00	4.01500%	8	11/25/25	09/25/25	11/25/25
22	30317700	0.00	4.01500%	0.00	4.01500%	8	11/14/25	11/14/25	01/14/26
22	30317700	0.00	4.01500%	0.00	4.01500%	8	12/23/25	12/23/25	02/17/26
22	30317700	0.00	4.01500%	0.00	4.01500%	8	04/29/26	04/29/26	06/15/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	(28,022.89)	0.00	0.00	(81,129.23)	0.00	0.00	20,137.50	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	27.46	0.00	0.00	0.00
Total	0.00	0.00	(28,022.89)	0.00	0.00	(81,129.23)	0.00	0.00	20,164.96	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(88,987.16)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27